Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Result before corporate income taxes	€ (27,960)	€ (27,813)	€ (64,108)
Exclude: results related to associates			(8)
Accounting profit	(27,960)	(27,813)	(64,100)
Income tax based on domestic rate (2023 and 2022: 25.8%, 2021: 25%)	7,214	7,176	16,538
Different tax rates in foreign jurisdictions		(8)	10
Non-deductible expenses / non-taxable gains	(269)	(289)	133
Share- and loan-issue expenditures that are taxable	1,117
Change in unrecognized deductible temporary differences	(73)	(67)	(75)
Current year losses for which no deferred tax asset was recognized	(7,989)	(6,820)	(16,649)
True-up for prior year	197	86	(53)
Income tax charge	€ 197	€ 78	€ (96)
Effective tax rate	0.70%	0.30%	0.20%
Domestic rate	25.80%
Tax loss carry-forwards	€ 437,300	€ 402,300	€ 376,900
Unused non-deductible interest expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences for which no deferred tax asset is recognised	€ 1,300	€ 2,300	€ 3,300